Potomac Defensive Bull Fund
			Schedule of Investments
	March 31, 2026 (Unaudited)
Shares				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
3,014,000	iShares S&P 500® ETF			$1,968,774,940

Fixed Income
5,206,259	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF #			262,031,015
Total for Exchange Traded Funds (Cost - $2,175,643,105)				2,230,805,955	80.23%

MONEY MARKET FUNDS
237,624,223	State Street Institutional U.S. Government Money Market Fund			237,624,223	8.55%
	Premier Class - 3.60% +

Total for Money Market Funds (Cost - $237,624,223)

	Total Investments (Cost - $2,413,267,328)			2,468,430,179	88.78%

	Other Assets in Excess of Liabilities			312,217,853	11.22%

	Net Assets			$2,780,648,032	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/products/239726/ishares-core-sp-500-etf
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See below.
+ The rate shown represents the 7-day yield at March 31, 2026.

Potomac Defensive Bull Fund
	Schedule of Futures Contracts
	March 31, 2026 (Unaudited)
					Unrealized
		Number of Contracts	Expiration	Notional	Appreciation/
Description		Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Standard & Poor's 500 Futures **		8,025	6/18/2026	$2,636,513,438	$ 73,761,788
Total		8,025		$2,636,513,438	$ 73,761,788

** Exchange Traded.

1.) AFFILIATED ISSUER TRANSACTIONS

When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund. During the quarter ended March 31, 2026, the Fund had the following transactions with affiliated companies:

		Bondbloxx
		Bloomberg
		Six Month Target
		Duration US
Security Name		Treasury ETF
Value as of December 31, 2025			$ 349,494,629
Purchases			85,745,879
Sales			(173,604,205)
Change in Unrealized Gain (Loss)			596,490
Realized Gain (Loss)			(201,778)
Value as of March 31, 2026			$ 262,031,015

Shares Balance as of March 31, 2026			5,206,259
Dividends			$ 2,687,216
Capital Gain Distributions			$ -